Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Directors
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 6.3	£ 6.4
Amounts paid under LTIPs	1.2	0.0
Total directors expense in accordance with companies act 2006	7.5	6.4
Directors | Deferred Share Value Plan / Share Value Plan
Disclosure of transactions between related parties [line items]
Aggregate emoluments	1.4	0.6
Highest paid director
Disclosure of transactions between related parties [line items]
Aggregate emoluments	2.1	3.0
Amounts paid under LTIPs	0.7	0.0
Total directors expense in accordance with companies act 2006	£ 2.8	£ 3.0